SCHEDULE OF USEFUL LIVES OF PROPERTY, PLANT AND EQUIPMENT (Details)	12 Months Ended
Sep. 30, 2021
Building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	8 years
Office and Electric Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Office and Electric Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years